Schedule of Segment Reporting Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Total assets	$ 150,958,994	$ 97,601,550
Interest income	363,818	655,125
Interest expense & accretion	(7,383,987)	(8,091,412)
Loss for the year	$ (93,132,015)	$ (25,341,623)